Share - Based Compensation 3 (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Shares	162
Granted, shares	135
Forfeitures	(31)
Vested, Shares	(15)
Ending Balance, Shares	251
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 25.97
Granted, Weighted-Average Grant-Date Fair Value	$ 31.58
Forfeitures, Weighted Average Grant Date Fair Value	$ 27.30
Vested, Weighted-Average Grant- Date Fair Value	$ 31.42
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 28.50
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Shares	222
Granted, shares	31
Forfeitures	(47)
Vested, Shares	(144)
Ending Balance, Shares	62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 23.23
Granted, Weighted-Average Grant-Date Fair Value	$ 28.34
Forfeitures, Weighted Average Grant Date Fair Value	$ 27.15
Vested, Weighted-Average Grant- Date Fair Value	$ 20.67
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 28.80